Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Latitude Management Real Estate Investors, Inc. (the “Company”)

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re:	LMREC 2016-CRE2, Inc. Floating Rate Commercial Mortgage-Backed Notes – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the LMREC 2016-CRE2, Inc. Floating Rate Commercial Mortgage-Backed Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Data File” means the electronic data file provided to us by the Company on October 14, 2016 containing data with respect to 35 mortgage loans (“Mortgage Loans”) and the related 43 mortgaged properties (“Mortgaged Properties”).

•	The term “Cut-Off Date” means the payment date in September 2016, as provided by the Company except for those Compared Attributes which specifies the “Servicer Report 9/30/2016” as the source document. For those Compared Attributes the Cut-Off Date is September 30, 2016.

•	The term “Assumed LIBOR” means the LIBOR rate of 0.52%, as provided by the Company.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

LMREC 2016-CRE2, Inc. Floating Rate Commercial Mortgage-Backed Notes

October 14, 2016

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria

LMREC 2016-CRE2, Inc. Floating Rate Commercial Mortgage-Backed Notes

October 14, 2016

or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Latitude Management Real Estate Investors, Inc. and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

October 14, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
LOAN/PROP	Provided by Company
Loan Number	Provided by Company
Loan Type	Provided by Company
Property Name	Provided by Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report or USPS.com website
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Company Underwriting Schedule
Unit of Measure	Company Underwriting Schedule
Occupancy (%)	Borrower Rent Roll
Occupancy Source Date	Borrower Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Recourse Guaranty
Related Borrower (Y/N)	Recourse Guaranty
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Annual Debt Service Payment (P&I) at Cut-off Date	Promissory Note/Loan Agreement
Commitment Original Balance ($)	Promissory Note/Loan Agreement
Initial Funded Amount ($)	Promissory Note/Loan Agreement
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement
Cut-off Date Future Funding Remaining Balance ($)	Promissory Note/Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicer Report dated 9/30/2016
Funding Date	Provided by Company
Initial Maturity Date	Promissory Note/Loan Agreement
Extension Options	Promissory Note/Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement
First Extension Fee ($)	Promissory Note/Loan Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement
First Extension Floor	Promissory Note/Loan Agreement

Attribute	Source Document
First Extension Cap	Promissory Note/Loan Agreement
Second Extension Fee ($)	Promissory Note/Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement
Second Extension Floor	Promissory Note/Loan Agreement
Second Extension Cap	Promissory Note/Loan Agreement
Third Extension Fee ($)	Promissory Note/Loan Agreement
Third Extension Fee %	Promissory Note/Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement
Third Extension Floor	Promissory Note/Loan Agreement
Third Extension Cap	Promissory Note/Loan Agreement
Exit Fee ($) At Maturity	Promissory Note/Loan Agreement
Exit Fee Description	Promissory Note/Loan Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement
Rate Type	Promissory Note/Loan Agreement
Index for Floating Rate	Promissory Note/Loan Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement
Rounding Factor	Promissory Note/Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement
Lookback Period	Promissory Note/Loan Agreement
Libor Floor	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Provider	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Provider Rating	Rate Cap Agreement/Rate Cap Confirmation
Initial LIBOR Cap Strike Price %	Promissory Note/Loan Agreement
LIBOR Cap Strike Price Steps %	Promissory Note/Loan Agreement
LIBOR Cap Expiration	Rate Cap Agreement/Rate Cap Confirmation
B Note / Mezz Loan %	Promissory Note/Loan Agreement
Interest Accrual Basis	Promissory Note/Loan Agreement
Interest Rate Change	Promissory Note/Loan Agreement
Margin Rate Change Amount	Promissory Note/Loan Agreement
Interest Rate Change Trigger	Promissory Note/Loan Agreement
Grace Period Default (Days)	Promissory Note/Loan Agreement
Grace Period Late (Days)	Promissory Note/Loan Agreement
Grace Period Balloon (Days)	Promissory Note/Loan Agreement
Lockout Date	Promissory Note/Loan Agreement
Yield Maintenance End Date	Promissory Note/Loan Agreement
Original Prepayment Provision	Promissory Note/Loan Agreement
Remaining Prepayment Provision as of Cut-off Date	Promissory Note/Loan Agreement

Attribute	Source Document
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement
Partial Release and/or Partial Prepayment Description	Promissory Note/Loan Agreement
Amortization Type During Initial Term	Promissory Note/Loan Agreement
Amortization Type During Extensions	Promissory Note/Loan Agreement
IO Number of Payments in Initial Term	Promissory Note/Loan Agreement
Amort Number of Payments in Initial Term	Promissory Note/Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow
Third Most Recent Actual Revenues	Company Underwritten Cash Flow
Third Most Recent Actual Expenses	Company Underwritten Cash Flow
Third Most Recent Actual NOI	Company Underwritten Cash Flow
Third Most Recent Actual NCF	Company Underwritten Cash Flow
Second Most Recent As Of Date	Company Underwritten Cash Flow
Second Most Recent Actual Revenues	Company Underwritten Cash Flow
Second Most Recent Actual Expenses	Company Underwritten Cash Flow
Second Most Recent Actual NOI	Company Underwritten Cash Flow
Second Most Recent Actual NCF	Company Underwritten Cash Flow
Most Recent As Of Date	Company Underwritten Cash Flow
Most Recent Actual Revenues	Company Underwritten Cash Flow
Most Recent Actual Expenses	Company Underwritten Cash Flow
Most Recent Actual NOI	Company Underwritten Cash Flow
Most Recent Actual Reserve Expense	Company Underwritten Cash Flow
Most Recent Actual NCF	Company Underwritten Cash Flow
Underwritten Occupancy %	Company Underwritten Cash Flow
Underwritten Revenues	Company Underwritten Cash Flow
Underwritten Expenses	Company Underwritten Cash Flow
Underwritten NOI	Company Underwritten Cash Flow
Underwritten Reserves	Company Underwritten Cash Flow
Underwritten NCF	Company Underwritten Cash Flow
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow
Underwritten Stabilized Revenues	Company Underwritten Cash Flow
Underwritten Stabilized Expenses	Company Underwritten Cash Flow
Underwritten Stabilized NOI	Company Underwritten Cash Flow

Attribute	Source Document
Underwritten Stabilized Reserves	Company Underwritten Cash Flow
Underwritten Stabilized NCF	Company Underwritten Cash Flow
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow
Appraisal Stabilized Revenues	Company Underwritten Cash Flow
Appraisal Stabilized Expenses	Company Underwritten Cash Flow
Appraisal Stabilized NOI	Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow
Appraisal Stabilized NCF	Appraisal Report
Loan Cross Portfolio name	Provided by Company
Lien Position	Title Policy/Promissory Note
Full Recourse (Y/N/Partial)	Guaranty
Recourse Provisions	Guaranty
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Renovation Reserve (Cut-off Date)	Servicer Report dated 9/30/2016
Environmental Escrow (Cut-off Date)	Servicer Report dated 9/30/2016
Tax and Insurance Escrow (Cut-off Date)	Servicer Report dated 9/30/2016
Tax Escrow (Monthly)	Servicer Report dated 9/30/2016
Springing Tax Escrow Description	Servicer Report dated 9/30/2016
Insurance Escrow (Monthly)	Servicer Report dated 9/30/2016
Springing Insurance Escrow Description	Servicer Report dated 9/30/2016
Replacement Reserve (Cut-off Date)	Servicer Report dated 9/30/2016
Replacement Reserve (Monthly)	Reserve Agreement/ Servicer Report dated 9/30/2016
Springing Replacement Reserve Description	Reserve Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report dated 9/30/2016
Monthly TI/LC Reserve ($)	Reserve Agreement/ Servicer Report dated 9/30/2016
Springing TI/LC Reserve Description	Reserve Agreement
Cut-off Interest Reserve ($)	Servicer Report dated 9/30/2016
Interest Reserve Monthly	Reserve Agreement/ Servicer Report dated 9/30/2016
Interest Reserve (Springing) Description	Reserve Agreement

Attribute	Source Document
Cut-off Other Reserve ($)	Servicer Report dated 9/30/2016
Other Escrow (Monthly)	Reserve Agreement/ Servicer Report dated 9/30/2016
Other (Springing) Escrow Reserve Description	Reserve Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Borrower Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement
Independent Director (Y/N)	Promissory Note/Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement
IDOT (Y/N)	Promissory Note/Loan Agreement
Largest Tenant Name	Borrower Rent Roll
Largest Tenant SqFt	Borrower Rent Roll
Largest Tenant Exp Date	Borrower Rent Roll
2nd Largest Tenant Name	Borrower Rent Roll
2nd Largest Tenant SqFt	Borrower Rent Roll
2nd Largest Tenant Exp Date	Borrower Rent Roll
3rd Largest Tenant Name	Borrower Rent Roll
3rd Largest Tenant SqFt	Borrower Rent Roll
3rd Largest Tenant Exp Date	Borrower Rent Roll
4th Largest Tenant Name	Borrower Rent Roll
4th Largest Tenant Sqft	Borrower Rent Roll
4th Largest Tenant Exp Date	Borrower Rent Roll
5th Largest Tenant name	Borrower Rent Roll
5th Largest Tenant Sqft	Borrower Rent Roll
5th Largest Tenant Exp Date	Borrower Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement (if applicable)
Senior Debt Holder	Promissory Note/Loan Agreement (if applicable)
Rate	Promissory Note/Loan Agreement (if applicable)
Floor	Promissory Note/Loan Agreement (if applicable)

Attribute	Source Document
Maturity	Promissory Note/Loan Agreement (if applicable)
Amort	Promissory Note/Loan Agreement (if applicable)
Administrative Fee Rate	Provided by Company
Net Mortgage Rate	Provided by Company
In-place Senior Debt Service	Promissory Note/Loan Agreement (if applicable)
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement (if applicable)
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Promissory Note/Loan Agreement (if applicable)
Cut-off Date Total Debt Ann Debt Service ($)	Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement (if applicable)
Type	Promissory Note/Loan Agreement
Portfolio Member	Promissory Note/Loan Agreement
Rounded Current (August 2016) Rate	Servicer Report dated 9/30/2016
Amort Start Date	Promissory Note/Loan Agreement
Total Principal Payments as of Maturity Date	Promissory Note/Loan Agreement
Reserve Funding at Closing	Closing Statement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (Cap) at Cut-off Date	LIBOR Cap Rate at Cut-off Date multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (IO) at Cut-off Date	Rounded Current (October 2016) Rate multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Committed Mortgage Loan Stabilized LTV Rate	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Initial Loan Term (Remaining).
Cut-off Date Seasoning	The number of payments between Cut-off Date and the Payment Date.
First Extension Fee % as a Percent of Commitment Original Balance	First Extension Fee ($) divided by the Commitment Original Balance.
Second Extension Fee % as a Percent of Commitment Original Balance	The quotient of the Second Extension Fee ($) divided by the Commitment Original Balance.
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Total Debt As-Is LTV	The sum of Mortgage Loan Cut-off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by the sum of As-Is Appraised Value, Renovation Reserve (Cut-off Date), Tax and Insurance Escrow (Cut-off Date), Replacement Reserve (Cut-off Date), TI/LC Reserve (Cut-off Date), and Cut-off Other Reserve ($)
Cut-off Date Total Debt Balance	The sum of the Mortgage Loan Cut-off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
Exit Fee % At Maturity as a % of Commitment Original Balance	Exit Fee ($) At Maturity divided by Commitment Original Balance ($)
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Debt Service	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($)
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) Maximum Mortgage Rate Cap
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Fully Funded Mortgage Loan Debt Service
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Fully Funded Mortgage Loan Debt Service
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
LIBOR Cap Rate at Cut-off Date	The sum of the Fully Funded Mortgage Loan Margin % and Current Libor Cap rounded by the respective Rounding Factor
Estimated Cut-Off Date LTV	Mortgage Loan Cut-Off Date Balance ($) divided by total of Commitment Original Balance ($) minus Initial Funded Amount ($) plus the sum of As-Is Appraised Value and Reserve Funding at Closing
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payments ($) divided by Stabilized Appraised Value
Maximum Mortgage Rate Cap	The sum of the Libor Cap Strike Price Step % and the Fully Funded Mortgage Loan Margin % rounded by the respective Rounding Factor
Mortgage Loan at Cut-Off LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by the sum of As-Is Appraised Value, Renovation Reserve (Cut-off Date), Tax and Insurance Escrow (Cut-off Date), Replacement Reserve (Cut-off Date), TI/LC Reserve (Cut-off Date), and Cut-off Other Reserve ($)
Mortgage Loan at Origination LTV Ratio	Initial Funded Amount ($) divided by As-Is Appraised Value

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the sum of Mortgage Loan Cut-off Date Balance ($) for all Mortgaged Loans
Mortgage Loan Balloon Payment ($)	Commitment Original Balance ($) minus Total Principal Payments as of Maturity Date
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payments (IO) at Cut-Off Date
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payments (IO) at Cut-Off Date
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payments (IO) at Cut-Off Date
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payments (IO) at Cut-Off Date
Mortgage Rate Floor	The sum of Libor Floor and Fully Funded Mortgage Loan Margin %
Principal Balance at Maturity Date	Commitment Original Balance ($) minus Total Principal Payments as of Maturity Date

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1